Other assets - Intangible assets (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Cost	23,063	28,710
Accumulated Amortization	16,020	16,647
Net Book Value	7,043	12,063
Internally developed computer software capitalized during the period	2,826	4,305
Amortization of intangible assets	3,276	3,686
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2014	3,003
2015	2,198
2016	1,255
2017	587
Net Book Value	7,043	12,063
Customer relationships and backlog
Finite-Lived Intangible Assets [Line Items]
Cost		4,442
Accumulated Amortization		1,960
Net Book Value		2,482
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Net Book Value		2,482
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Cost	350	2,364
Accumulated Amortization	350	1,523
Net Book Value	0	841
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Net Book Value	0	841
Internal-use software
Finite-Lived Intangible Assets [Line Items]
Cost	22,713	19,887
Accumulated Amortization	15,670	12,425
Net Book Value	7,043	7,462
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Net Book Value	7,043	7,462
Patents
Finite-Lived Intangible Assets [Line Items]
Cost		2,017
Accumulated Amortization		739
Net Book Value		1,278
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Net Book Value		1,278